Other Operating Income, Net - Schedule of Other Operating Income, Net (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
April 1, 2019 to December 31, 2021 [Member]
Other Income and Expenses [Line Items]
Percentage of Value Added Tax Rate in Super Deduction	10.00%